Prepaid Expenses and Other Current Assets	12 Months Ended
Oct. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table presents the major components of prepaid expenses and other current assets (in thousands):

	October 31,
	2016	2015
Prepaid insurance	$22	$61
Tax receivable	18	-
Other	7	40
Total prepaid expenses and other current assets	$47	$101